Amounts Due to Related Party and Related Party Transactions - Schedule of Convertible Notes Payable (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Related Party Transaction [Line Items]
Convertible notes payable to Dr. Michael Dent, carried at fair value	$ 6,413,357		$ 4,256,099
Loss on change in fair value of debt	2,180,526	$ 49,186	618,208	$ (84,109)
Prior Dent Debt [Member]
Related Party Transaction [Line Items]
Convertible notes payable to Dr. Michael Dent, carried at fair value			4,256,099
February 2026 Dent Note [Member]
Related Party Transaction [Line Items]
Convertible notes payable to Dr. Michael Dent, carried at fair value	6,413,357
Prior Dent Debt One [Member]
Related Party Transaction [Line Items]
Loss on change in fair value of debt	364,452	49,186
February 2026 Dent Note One [Member]
Related Party Transaction [Line Items]
Loss on change in fair value of debt	$ 1,816,074